Strategic Investments - High Tide Inc. (Details)		12 Months Ended
	Jun. 14, 2019 CAD ($) $ / shares	Jun. 30, 2020 CAD ($) year $ / shares	Jun. 30, 2019 CAD ($) year $ / shares	Jul. 23, 2020 CAD ($) $ / shares	Jul. 22, 2020 CAD ($) $ / shares	Jun. 30, 2020 $ / shares	Nov. 14, 2019 CAD ($) $ / shares	Dec. 12, 2018 CAD ($) $ / shares
Disclosure of financial assets [line items]
Unrealized loss on derivative investments		$ 34,069,000	$ 14,866,000
Share price (in CAD per share) | $ / shares						$ 12.42
Derivatives and convertible debentures at FVTPL
Disclosure of financial assets [line items]
Unrealized loss on derivative investments		34,069,000	14,866,000
Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Notional amount	$ 1,000,000			$ 10,800,000.0	$ 10,000,000.0		$ 2,000,000	$ 10,000,000
Interest rate	10.00%						10.00%	8.50%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares	$ 0.75			$ 0.425	$ 0.75		$ 0.252	$ 0.75
Borrowings maturity, term	2 years
Proportion of ownership interest in investment, percentage restriction								9.90%
Financial assets, at fair value		12,700,000	10,200,000
Unrealized loss on derivative investments		$ 400,000	$ 800,000
Share price (in CAD per share) | $ / shares		$ 0.16	$ 0.36
Credit spread | Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets		0.123	0.135
Dividend yield | Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets		0	0
Historical volatility for shares | Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets		1.060	0.700
Expected life | Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets | year		0.63	1.51